FIXED ASSETS - NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	¥ 23,566,081			¥ 24,184,248
Other additions	152,178			104,579
Transfer in from construction-in-progress (Note 7)	780,501			743,618
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(685,128)			(592,201)
Transfer in from construction-in-progress after repair	1,101,800			952,638
Reclassifications	0			0
Disposals	(225,003)			(168,817)
Depreciation charges	(1,662,179)			(1,637,298)	¥ (1,609,743)
Impairment charge	(11,835)			(20,697)	(10,364)
Impairment write-off				11
Closing net book amount	23,016,415	$ 3,527,420		23,566,081	24,184,248
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	39,356,321			39,210,579
Closing net book amount	39,498,880			39,356,321	39,210,579
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(15,759,190)			(15,015,967)
Closing net book amount	(16,439,580)			(15,759,190)	(15,015,967)
Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(31,050)			(10,364)
Closing net book amount	(42,885)			(31,050)	(10,364)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	4,660,707			4,751,312
Other additions	4,196			4,975
Transfer in from construction-in-progress (Note 7)	396,446			238,599
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(129)			(10,523)
Transfer in from construction-in-progress after repair	6,291			27,451
Reclassifications	0			(102)
Disposals	(26,206)			(8,529)
Depreciation charges	(335,123)			(321,779)
Impairment charge	0			(20,697)
Impairment write-off				0
Closing net book amount	4,706,182			4,660,707	4,751,312
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	7,825,870			7,590,161
Closing net book amount	8,183,873			7,825,870	7,590,161
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(3,141,585)			(2,835,968)
Closing net book amount	(3,454,113)			(3,141,585)	(2,835,968)
Buildings [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(23,578)			(2,881)
Closing net book amount	(23,578)			(23,578)	(2,881)
Tracks, bridges and service roads [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	11,101,100			11,213,432
Other additions	0			2,185
Transfer in from construction-in-progress (Note 7)	198,800			110,172
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(231,996)			(44,034)
Transfer in from construction-in-progress after repair	292,244			121,591
Reclassifications	0			102
Disposals	(95,020)			(87,439)
Depreciation charges	(218,396)			(214,909)
Impairment charge	0			0
Impairment write-off				0
Closing net book amount	11,046,732			11,101,100	11,213,432
Tracks, bridges and service roads [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	14,817,730			14,735,949
Closing net book amount	14,896,863			14,817,730	14,735,949
Tracks, bridges and service roads [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(3,716,630)			(3,522,517)
Closing net book amount	(3,850,131)			(3,716,630)	(3,522,517)
Tracks, bridges and service roads [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	0			0
Closing net book amount	0			0	0
Locomotives and rolling stock [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	5,196,720			5,609,880
Other additions	47,666			948
Transfer in from construction-in-progress (Note 7)	1,932			65,903
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(434,216)			(484,992)
Transfer in from construction-in-progress after repair	744,298			716,082
Reclassifications	0			238
Disposals	(68,749)			(49,855)
Depreciation charges	(669,210)			(661,484)
Impairment charge	(11,835)			0
Impairment write-off				0
Closing net book amount	4,806,606			5,196,720	5,609,880
Locomotives and rolling stock [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	8,102,522			8,218,284
Closing net book amount	7,750,874			8,102,522	8,218,284
Locomotives and rolling stock [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(2,905,802)			(2,608,404)
Closing net book amount	(2,932,433)			(2,905,802)	(2,608,404)
Locomotives and rolling stock [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	0			0
Closing net book amount	(11,835)			0	0
Communications and signalling systems [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	436,643			438,983
Other additions	2,178			28
Transfer in from construction-in-progress (Note 7)	28,733			87,732
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(9,759)			(24,994)
Transfer in from construction-in-progress after repair	38,726			28,712
Reclassifications	45			(412)
Disposals	(5,747)			(5,526)
Depreciation charges	(90,451)			(87,880)
Impairment charge	0			0
Impairment write-off				0
Closing net book amount	400,368			436,643	438,983
Communications and signalling systems [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	1,852,565			2,034,318
Closing net book amount	1,829,279			1,852,565	2,034,318
Communications and signalling systems [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(1,415,922)			(1,595,335)
Closing net book amount	(1,428,911)			(1,415,922)	(1,595,335)
Communications and signalling systems [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	0			0
Closing net book amount	0			0	0
Other machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	2,170,911			2,170,641
Other additions	98,138			96,443
Transfer in from construction-in-progress (Note 7)	154,590			241,212
Transfer out to construction-in-progress for improvement/modifications (Note 7)	(9,028)			(27,658)
Transfer in from construction-in-progress after repair	20,241			58,802
Reclassifications	(45)			174
Disposals	(29,281)			(17,468)
Depreciation charges	(348,999)			(351,246)
Impairment charge	0			0
Impairment write-off				11
Closing net book amount	2,056,527			2,170,911	2,170,641
Other machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	6,757,634			6,631,867
Closing net book amount	6,837,991			6,757,634	6,631,867
Other machinery and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(4,579,251)			(4,453,743)
Closing net book amount	(4,773,992)			(4,579,251)	(4,453,743)
Other machinery and equipment [member] | Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(7,472)			(7,483)
Closing net book amount	¥ (7,472)			¥ (7,472)	¥ (7,483)

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.